Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets		¥ 15,795,220	¥ 15,289,385
Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		21,934	14,054
Investments		276,078	151,539
Maximum exposure to loss	[1]	409,830	253,202
Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		19,264,663	14,188,544
Liquidating customer assets | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		991	991
Maximum exposure to loss	[1]	991	991
Liquidating customer assets | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		8,225	8,247
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		18,201	10,721
Investments		9,434	8,805
Maximum exposure to loss	[1]	28,765	20,526
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		890,013	648,468
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate rehabilitation support business | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate rehabilitation support business | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		217,074	98,742
Maximum exposure to loss	[1]	309,082	173,314
Investment in securities | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		15,008,420	10,887,430
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Securitization of loan receivable originated by third parties | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		10,958	10,475
Maximum exposure to loss	[1]	10,958	10,475
Securitization of loan receivable originated by third parties | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		1,225,527	901,544
Power generation projects | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		2,436	3,691
Maximum exposure to loss	[1]	4,486	4,491
Power generation projects | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		15,872	16,138
Other VIEs | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		3,733	3,333
Investments		35,185	28,835
Maximum exposure to loss	[1]	55,548	43,405
Other VIEs | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		¥ 2,116,606	¥ 1,726,717

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.